PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.4%
Asset-Backed Securities 0.4%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.146%(c)	10/20/30	453	$453,404
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	10/15/32	7,370	7,374,290
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.095(c)	07/15/31	9,077	9,081,301
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.158(c)	10/26/31	5,308	5,311,525

Total Asset-Backed Securities (cost $22,204,159)				22,220,520
Corporate Bonds 78.3%
Advertising 0.0%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	04/01/30	2,300	2,424,286
Aerospace & Defense 1.1%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,858,281
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	10,000	9,968,029
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	26,747	26,828,846
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,122,916
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	707	707,000
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	3,118	3,080,798
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	8,910	9,188,453
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,854,286
				59,608,609
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	6,100	6,246,946
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	6,472	6,480,007
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	800	808,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	21,132	21,099,166
Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	12,348,911
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	3,057	2,943,341
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	14,033	14,138,247
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	8,862	9,183,248
				73,247,866
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	10,306	9,829,093
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	11,135	10,219,204
				20,048,297

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700%	08/10/26	20,425	$20,155,102
Sr. Unsec’d. Notes	5.800	03/08/29	2,150	2,192,554
Sr. Unsec’d. Notes	6.800	05/12/28	525	547,021

New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A(a)	9.250	07/01/30	2,825	3,020,066
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	6,635	6,615,189
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	16,930	16,586,660
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	10,035	10,459,882

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	8,742,057
				68,318,531
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	5,541	5,682,351
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	4,585	4,713,930
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	519,500
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	7,525	7,526,174
Sr. Unsec’d. Notes	5.625	06/15/28	7,375	7,380,370

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	7,250	7,498,387
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	2,660	2,732,708
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	30,697	30,698,511
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	6,000	6,029,968
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	3,560	3,524,400
				76,306,299
Banks 0.7%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	16,050	16,080,465
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	5,000	5,547,074

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	13,700	14,289,648
				35,917,187
Building Materials 1.2%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	1,490	1,483,548
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,500	752,238
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	2,135	2,158,751
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	6,375	6,388,542
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	9,270	7,928,208
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,765,263

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(a)	6.000%	11/01/28	3,135	$3,143,998
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.250	08/01/33	235	241,163
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	1,900	1,742,688
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25,225	24,474,063
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,580,792
				61,659,254
Chemicals 1.1%
Celanese US Holdings LLC, Gtd. Notes(a)	6.665	07/15/27	2,040	2,101,663
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	3,426	2,912,422
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	2,005	2,006,542
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	11,280	11,988,610
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	4,370	4,666,810
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	11,711	11,225,908
Sr. Sec’d. Notes, 144A	7.250	06/15/31	300	300,651
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,650	3,537,275

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	14,392	14,132,944
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	1,475	952,868
Sr. Sec’d. Notes, 144A(a)	9.125	09/30/30	1,185	1,116,830
				54,942,523
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	6,600	6,032,796
Commercial Services 3.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	4,078	4,074,407
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	5,600	5,903,921
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	9,015	9,317,584
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	15,516	15,195,750
Sr. Sec’d. Notes, 144A	4.625	06/01/28	8,410	8,250,967

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	4,665	4,143,070
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	3,220	3,071,443
Gtd. Notes, 144A	6.500	01/15/31	14,110	14,164,616
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	1,020	992,727
Gtd. Notes, 144A(a)	5.750	07/15/27	5,699	5,690,208
Gtd. Notes, 144A(a)	5.750	07/15/27	12,078	12,066,647

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	5,580	5,687,118
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	1,700	1,606,928

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Clarivate Science Holdings Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	07/01/28	11,960	$11,619,338

DCLI Bidco LLC, Second Mortgage, 144A(a)	7.750	11/15/29	9,025	8,852,667
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	26,641	26,643,421
Gtd. Notes, 144A(a)	6.625	06/15/29	4,935	5,116,783
Gtd. Notes, 144A	7.000	06/15/30	10,865	11,418,207
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	2,485	2,416,506
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	3,100	3,101,701

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	8,318	8,247,344
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	10,050	9,951,014
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	975	941,884
Gtd. Notes	4.875	01/15/28	1,075	1,075,283
Sec’d. Notes	3.875	11/15/27	7,858	7,776,482

Veritiv Operating Co., Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	9,775	10,520,476
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	2,846	2,964,277
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	1,300	1,342,546
Sr. Sec’d. Notes, 144A	6.625	04/15/30	2,000	2,064,994
				204,218,309
Computers 0.7%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	4,940	5,163,305
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	11,909,642
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,518,603
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,563,545
				37,155,095
Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	4,992	5,119,001
Distribution/Wholesale 0.1%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	2,040	2,006,064
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	4,368	4,605,132
				6,611,196
Diversified Financial Services 6.1%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	3,075	3,201,844
Gtd. Notes, 144A	7.750	04/15/30	4,365	4,597,458

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	2,435	2,485,892
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	2,525	2,521,975

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Encore Capital Group, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	8.500%	05/15/30	800	$851,897
Sr. Sec’d. Notes, 144A(a)	9.250	04/01/29	15,625	16,502,614
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	1,110	1,165,911
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,035	9,520,633
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	18,905	19,319,208
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	9,175	9,710,453
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	2,040	1,951,444
Gtd. Notes, 144A(a)	6.875	02/15/31	5,380	5,066,507
Gtd. Notes, 144A	9.250	12/01/28	9,365	9,638,645
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	6,155	5,954,962
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	8,840	8,769,280

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	5,750	5,619,855
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,459,256
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	12,240	12,045,300
Sr. Unsec’d. Notes	5.000	03/15/27	14,848	14,827,804
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,423,855
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	4,195	4,139,584
Gtd. Notes	3.875	09/15/28	13,619	13,214,643
Gtd. Notes(a)	4.000	09/15/30	4,075	3,825,853
Gtd. Notes	5.375	11/15/29	7,600	7,571,721
Gtd. Notes	6.125	05/15/30	3,835	3,898,354
Gtd. Notes	6.625	01/15/28	6,036	6,195,354
Gtd. Notes	6.625	05/15/29	3,950	4,086,311
Gtd. Notes	6.750	03/15/32	8,400	8,597,345
Gtd. Notes	7.125	03/15/26	6,222	6,262,152
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,130	20,662,592
Gtd. Notes, 144A	7.125	11/15/30	1,900	1,997,715
Gtd. Notes, 144A	7.875	12/15/29	4,617	4,925,093

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	3,925	4,017,876
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	12,050	12,303,564
Gtd. Notes, 144A	8.875	01/31/30	6,568	6,807,050
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	14,575	15,130,626
Gtd. Notes, 144A(a)	6.500	08/01/29	4,145	4,303,674
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	22,619	22,245,595
Gtd. Notes, 144A(a)	3.625	03/01/29	11,849	11,452,657
Gtd. Notes, 144A	3.875	03/01/31	5,600	5,306,580

Stonebriar ABF Issuer LLC, Sr. Unsec’d. Notes, 144A(a)	8.125	12/15/30	850	864,809
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	897	899,087
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250	03/15/31	2,495	2,506,258
Gtd. Notes, 144A	6.625	02/01/30	1,205	1,224,294
				316,073,580

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 4.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31	550	$530,599
Sr. Sec’d. Notes, 144A	4.500	02/15/28	20,460	20,427,177
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	250,831
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	19,970	20,044,462
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	9,899	9,922,525
Gtd. Notes, 144A(a)	3.375	02/15/29	7,475	7,155,460
Gtd. Notes, 144A	3.625	02/15/31	1,825	1,709,326
Gtd. Notes, 144A	5.250	06/15/29	27,775	27,918,172

PG&E Corp., Sr. Sec’d. Notes(a)	5.000	07/01/28	19,679	19,537,127
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	19,490	19,230,952
Gtd. Notes, 144A	5.000	07/31/27	58,096	58,273,897
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,808,644

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	21,560	21,502,207
				216,311,379
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	7,307	6,970,798
Gtd. Notes, 144A(a)	4.750	06/15/28	3,047	3,012,954
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	2,790	2,884,613
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,670,976
				17,539,341
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29	7,400	7,218,848
Entertainment 2.9%
Brightstar Lottery PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	12,025	12,103,764
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	34,115	32,318,545
Sr. Sec’d. Notes, 144A	7.000	02/15/30	24,449	25,329,248

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	4,500	4,536,201
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,375	4,218,779
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,347,630

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	15,518	15,162,382
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	3,375	3,126,746
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	16,883	16,886,588

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	3,615	3,672,974
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	9,875	8,735,073

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250%	07/01/32		11,450	$12,132,104
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29		4,575	4,596,231
					149,166,265
Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		6,020	5,897,794
Gtd. Notes, 144A(a)	4.375	08/15/29		10,471	10,303,883
Gtd. Notes, 144A	4.750	06/15/29		4,500	4,492,755

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		18,180	17,244,159
					37,938,591
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		1,325	1,273,366
Gtd. Notes, 144A	4.625	01/15/27		15,225	15,239,459
Gtd. Notes, 144A	5.500	03/31/31		2,010	2,040,166
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		20,901	20,476,355
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		8,680	8,618,093
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	3,609	4,067,516
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,207	3,979,787
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		4,425	4,295,020
Gtd. Notes, 144A	4.875	05/15/28		4,100	4,106,704

Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		10,010	10,041,626
					74,138,092
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		4,429	4,445,091
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		3,050	3,235,075
					7,680,166
Healthcare-Products 1.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		49,255	47,909,767
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/01/29		7,970	8,241,194
					56,150,961
Healthcare-Services 3.7%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	05/15/30		3,700	3,497,007
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/29		7,702	7,743,236
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		8,180	7,588,779
Gtd. Notes, 144A	4.625	06/01/30		49,138	47,690,098
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		8,275	8,062,720
Sr. Sec’d. Notes, 144A	8.375	02/15/32		2,170	2,333,392

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.875%	08/15/30	10,790	$11,616,513

Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/31	3,445	3,520,673
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(x)	5.750	12/31/30	6,187	5,451,589
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%(x)	11.500	12/31/30	4,139	4,438,029

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	16,795	17,809,965
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	22,775	22,351,527
Sr. Sec’d. Notes	4.375	01/15/30	50,175	49,160,686
Sr. Sec’d. Notes(a)	6.750	05/15/31	1,675	1,745,598
				193,009,812
Home Builders 4.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	24,382	23,224,776
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	4,400	4,171,370
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,265,648
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	20,212	20,221,427
Gtd. Notes(a)	7.250	10/15/29	9,592	9,809,736
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	4,300	4,370,305
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	5,750	5,338,415
Gtd. Notes, 144A	6.250	09/15/27	27,089	27,081,144

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	5,630	5,672,958
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	9.750	05/01/29	12,045	12,246,151
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	11,400	11,355,109
KB Home, Gtd. Notes	4.800	11/15/29	11,858	11,841,018
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,591	8,550,227
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,588,151
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	3,055	3,150,854
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,130,561
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	10,625	10,529,312
Sr. Unsec’d. Notes	4.750	04/01/29	4,500	4,424,428

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,587	10,101,452
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28	8,769	8,959,541
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,810,296
Gtd. Notes	5.700	06/15/28	2,443	2,468,170
				246,311,049

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125%	06/15/30	14,818	$15,009,580
Sr. Unsec’d. Notes(a)	6.500	06/15/33	3,050	3,030,239
				18,039,819
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	26,725	24,236,741
Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	17,265	16,578,259
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,316,946

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	2,400	2,244,631
				22,139,836
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	5,000	4,861,236
Sr. Sec’d. Notes, 144A	7.500	11/06/30	2,585	2,686,826
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,711	10,107,439
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,870	4,047,868
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	12,513	12,873,750
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	8,347	8,146,009

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	2,500	2,499,178
				45,222,306
Internet 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	13,443,498
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	196,018

Gen Digital, Inc., Gtd. Notes, 144A(a)	6.750	09/30/27	7,525	7,660,019
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	15,010	15,015,113
				36,314,648
Iron/Steel 1.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	10,701	10,733,248
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	3,345	3,521,583
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	6,525	6,657,975
Gtd. Notes, 144A(a)	6.875	11/01/29	7,485	7,709,261
Gtd. Notes, 144A(a)	7.000	03/15/32	1,495	1,533,510
Gtd. Notes, 144A	7.500	09/15/31	1,465	1,536,482
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	3,030	3,148,594
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	9,683	10,139,166
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	4,783	4,879,760
Sr. Unsec’d. Notes, 144A, MTN(a)	8.500	05/01/30	1,700	1,763,954
				51,623,533

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 2.4%
Carnival Corp.,
Gtd. Notes, 144A	5.125%	05/01/29	23,590	$23,719,401
Gtd. Notes, 144A(a)	5.750	03/15/30	7,776	7,969,545
Gtd. Notes, 144A	5.750	08/01/32	6,000	6,150,600
Sr. Sec’d. Notes, 144A	4.000	08/01/28	6,925	6,803,812
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/27	20,525	20,623,515
Sr. Sec’d. Notes, 144A(a)	7.000	09/15/30	3,420	3,510,148
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	9,715	9,819,145
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	5,840	5,920,300
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	8,875	9,400,045

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,665	3,740,174
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	7.000	02/15/29	13,325	13,360,311
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	4,000	3,997,160
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,349,092
				126,363,248
Lodging 2.0%
Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	1,725	1,722,828
Gtd. Notes, 144A	4.750	06/15/31	2,375	2,314,370

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	1,400	1,433,414
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	13,602	13,589,823
Gtd. Notes(a)	4.750	10/15/28	13,589	13,537,509
Gtd. Notes	5.500	04/15/27	22,250	22,399,911
Gtd. Notes	6.125	09/15/29	6,350	6,492,081

Station Casinos LLC, Gtd. Notes, 144A(a)	4.500	02/15/28	7,175	7,102,018
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	10,800	10,842,069
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	17,000	17,003,740
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	9,566	9,492,820
				105,930,583
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	10,970	10,909,250
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	2,005	1,988,067
				12,897,317
Machinery-Diversified 0.3%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,966,066
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	4,425	4,433,983
				14,400,049

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	1,725	$1,710,838
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	34,254	34,225,536
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	28,951	28,929,443
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	111,018
Gtd. Notes, 144A	4.125	12/01/30	200	114,320
Gtd. Notes, 144A	5.375	02/01/28	4,950	3,582,796
Gtd. Notes, 144A	5.500	04/15/27	9,571	8,256,294
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	71,348
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	838	500,622
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	175	147,123
Gtd. Notes(x)	7.375	07/01/28	125	116,491
Gtd. Notes(x)	7.750	07/01/26	38,800	37,967,233

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	10,000	10,450,816
Gray Media, Inc., Sec’d. Notes, 144A	9.625	07/15/32	2,600	2,702,715
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	1,671	859,400
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	468,452
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,471,719
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(x)	5.500	05/15/29	13,225	12,988,140
				160,674,304
Mining 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	825	876,828
Unsec’d. Notes, 144A	11.500	10/01/31	4,635	5,102,857

Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	755	769,062
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,557,750
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31	9,399	9,846,862
Sec’d. Notes, 144A	9.375	03/01/29	17,259	18,220,844

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	2,754	2,765,820
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	44,575	44,589,264
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	2,085	2,212,665
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	17,235	16,610,974
Gtd. Notes, 144A	6.875	01/30/30	2,655	2,751,542

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,638,256
				106,942,724
Miscellaneous Manufacturing 0.5%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,644,248
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	3,725	3,691,571

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)
Entegris, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.750%	04/15/29		11,150	$11,134,126

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28		6,635	6,899,931
					25,369,876
Oil & Gas 4.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29		8,215	8,583,039
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		9,709	11,253,119
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		6,225	6,217,563
Gtd. Notes, 144A	8.375	07/01/28		10,305	10,648,836
Gtd. Notes, 144A	8.625	11/01/30		5,450	5,708,566
Gtd. Notes, 144A(a)	8.750	07/01/31		1,160	1,208,911
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30		9,100	8,846,948
Gtd. Notes, 144A	6.750	03/01/29		400	400,970

Crescent Energy Finance LLC, Gtd. Notes, 144A(a)	9.250	02/15/28		6,565	6,796,698
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		8,865	9,432,360
EQT Corp., Sr. Unsec’d. Notes	7.500	06/01/27		11,784	11,975,516
Expand Energy Corp., Gtd. Notes	5.375	03/15/30		4,030	4,090,219
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		10,303	10,124,249
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		3,175	3,074,007
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		9,249	9,293,660
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		525	538,778

Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28		70	70,077
Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30		8,947	9,383,061
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		1,459	1,437,568
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		1,751	1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		1,459	1,437,567
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		438	431,269

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		10,476	10,881,992
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		5,480	5,549,989
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29		5,000	5,025,550
Preem AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	9,360	11,221,946
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29		2,350	2,345,066
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31		2,590	2,606,451
Gtd. Notes, 144A(a)	7.000	05/01/29		4,295	4,470,615
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		9,550	9,338,904
Sr. Unsec’d. Notes, 144A	5.875	07/15/27		19,798	19,813,062
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		2,750	2,693,997
Gtd. Notes	4.500	04/30/30		1,300	1,265,550

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes(a)	5.875%	03/15/28		1,490	$1,495,620
Gtd. Notes(a)	6.000	04/15/27		6,575	6,577,114
Gtd. Notes, 144A	7.000	09/15/28		12,695	13,084,300

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28		3,218	3,293,501
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		14,680	14,868,051
Gtd. Notes, 144A	8.500	05/15/31		4,750	4,788,047
Sr. Sec’d. Notes, 144A(a)	7.875	10/15/32		1,625	1,696,045
Sr. Sec’d. Notes, 144A	8.750	02/15/30		7,943	8,260,265

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		2,200	2,295,436
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		650	676,696
Gtd. Notes, 144A	7.750	07/31/29		1,175	1,157,150
					256,083,409
Oil & Gas Services 0.3%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		2,000	1,990,257
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		10,150	10,863,064
					12,853,321
Packaging & Containers 2.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		9,453	8,365,905
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	4,750	5,092,279
Sr. Sec’d. Notes, 144A	9.500	12/01/30		8,017	8,622,051
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,066
Sr. Sec’d. Notes, 144A	6.250	01/30/31		2,010	2,045,175

Ball Corp., Gtd. Notes	6.000	06/15/29		8,855	9,125,410
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		11,415	11,429,828
Sr. Sec’d. Notes, 144A	6.750	04/15/32		3,350	3,383,908
Sr. Sec’d. Notes, 144A	6.875	01/15/30		700	711,753

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		4,155	4,154,873
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28		3,550	3,435,395
LABL, Inc.,
Sr. Sec’d. Notes, 144A(x)	5.875	11/01/28		10,900	7,523,676
Sr. Sec’d. Notes, 144A(x)	8.625	10/01/31		2,645	1,606,022
Sr. Sec’d. Notes, 144A(x)	9.500	11/01/28		2,075	1,442,156
Sr. Unsec’d. Notes, 144A(x)	10.500	07/15/27		14,710	8,996,703

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(x)	7.875	04/15/30		15,865	15,278,947
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		1,275	1,297,133
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A(a)	9.500	05/15/30		5,725	5,431,880

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750%	12/31/28	22,115	$22,302,609
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	8,565	8,403,686
				128,841,455
Pharmaceuticals 1.3%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A(x)	10.000	04/15/32	1,965	2,034,895
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	3,257	3,143,070
Gtd. Notes, 144A	5.125	03/01/30	10,672	10,373,648
Gtd. Notes, 144A(a)	6.125	08/01/28	26,420	26,653,934
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28	2,150	1,939,709
Gtd. Notes, 144A(x)	5.000	02/15/29	330	261,731
Gtd. Notes, 144A(x)	5.250	02/15/31	630	418,950
Gtd. Notes, 144A(x)	6.250	02/15/29	25	20,435
Gtd. Notes, 144A(x)	7.000	01/15/28	3,468	3,218,737
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	7,834	7,101,834
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28	250	263,025
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	9,608	9,392,663
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	400	335,320
				65,157,951
Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	3,624	3,629,570
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,118,976
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	2,209	2,194,360
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	10,745	10,532,283
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	2,525	2,526,520
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,764,069
Gtd. Notes, 144A	6.000	12/31/30	3,695	3,693,870
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	5,170	5,362,123
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	10,740	9,128,282
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30	5,445	5,343,955
Sr. Sec’d. Notes, 144A(a)	8.125	06/01/28	3,625	3,712,704
Sr. Sec’d. Notes, 144A	9.500	02/01/29	24,176	25,548,482
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32	6,555	6,825,597
				85,380,791
Real Estate 1.3%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	1,985	2,074,108
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	4,309	4,573,978
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,624	3,522,004
Gtd. Notes, 144A	5.375	08/01/28	41,138	41,204,839

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29		16,375	$16,004,764
					67,379,693
Real Estate Investment Trusts (REITs) 3.8%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A(a)	7.875	07/15/30		3,090	3,103,725
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27		8,875	8,761,829
Gtd. Notes(a)	4.550	10/01/29		395	379,716
Gtd. Notes	6.125	01/15/31		2,505	2,478,330
Gtd. Notes(a)	8.875	04/12/29		2,198	2,381,049
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30		2,535	2,573,466
Sr. Unsec’d. Notes	4.750	02/15/28		1,225	1,175,657
Millrose Properties, Inc.,
Gtd. Notes, 144A(a)	6.250	09/15/32		3,740	3,782,382
Gtd. Notes, 144A	6.375	08/01/30		6,985	7,132,442
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,400	1,542,096
Gtd. Notes	5.000	10/15/27		9,055	8,750,598
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,925	2,038,623
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,133,146
Sr. Sec’d. Notes, 144A	4.875	05/15/29		13,050	12,677,875
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,187	6,194,135
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		12,902	12,891,259
Gtd. Notes, 144A	6.500	04/01/32		3,745	3,878,564
Gtd. Notes, 144A	7.250	07/15/28		425	438,799
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	8.000	04/01/29		3,128	3,196,464
Sr. Unsec’d. Notes, 144A(a)	8.000	07/15/30		6,835	6,970,618
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		2,612	2,495,776
Sr. Unsec’d. Notes	3.875	02/15/27		33,534	33,368,122
Starwood Property Trust, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/28		4,100	4,130,148
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		4,237	4,205,062
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		19,129	19,021,123
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		775	798,817
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		2,350	2,461,701
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		2,555	2,670,119
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		5,300	5,624,568
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		1,950	1,862,517
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28		16,729	16,456,183

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		10,120	10,124,745
					197,699,654
Retail 3.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		13,385	12,757,779
Sec’d. Notes, 144A	4.375	01/15/28		11,244	11,143,366
Sr. Sec’d. Notes, 144A	3.875	01/15/28		9,082	8,973,833
Sr. Sec’d. Notes, 144A	6.125	06/15/29		4,210	4,336,805

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		9,750	8,135,110

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Brinker International, Inc., Gtd. Notes, 144A	8.250%	07/15/30		7,300	$7,749,039
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		35,675	37,294,136
Sr. Sec’d. Notes, 144A	9.000	06/01/31		2,985	3,364,881
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	3,013,754
Sr. Sec’d. Notes, 144A	12.000	11/30/28		3,300	3,585,846
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		11,339	10,585,539
Sr. Sec’d. Notes, 144A	4.625	01/15/29		3,785	3,647,143

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		20,950	19,901,034
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		11,830	10,566,566
Sr. Sec’d. Notes, 144A	9.500	06/15/31		2,096	2,159,994

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		13,511	13,306,288
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27		1,700	1,699,176
Gtd. Notes, 144A	5.500	10/01/30		3,525	3,547,754
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		10,200	9,813,375

Park River Holdings, Inc., Sr. Sec’d. Notes, 144A	8.000	03/15/31		6,210	6,422,653
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		3,100	3,248,011
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		4,008	4,014,404
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30		2,055	2,095,429
					191,361,915
Software 1.3%
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26		8,254	8,169,809
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		1,535	1,388,264
Gtd. Notes, 144A(a)	9.250	06/01/30		19,955	18,415,670

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28		14,676	14,464,388
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		24,250	24,259,623
					66,697,754
Telecommunications 3.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		2,425	1,620,203
Sr. Sec’d. Notes, 144A	9.625	07/15/27		1,900	1,515,250

Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		1,965	1,996,589
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29		17,596	18,691,175
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		553	55
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		364	—

EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		2,800	3,087,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875%	11/01/29	1,775	$1,801,797
Sec’d. Notes, 144A	6.000	01/15/30	8,608	8,744,880
Sec’d. Notes, 144A	6.750	05/01/29	6,925	6,996,728
Sr. Sec’d. Notes, 144A	5.000	05/01/28	26,737	26,875,338
Sr. Sec’d. Notes, 144A	5.875	10/15/27	41,016	41,076,677

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	42,994	43,585,168
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	1,710	1,513,997
Sec’d. Notes, 144A	4.500	04/01/30	2,000	1,848,168
Sec’d. Notes, 144A	4.875	06/15/29	15,855	15,164,732

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	3,530	3,669,576
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	5,580	5,911,340
				184,098,673
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	4,745	4,838,008
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	11,115	10,630,112
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	652,868
Gtd. Notes, 144A(a)	7.125	02/01/32	1,380	1,452,385
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,198,534
				32,771,907

Total Corporate Bonds (cost $4,021,093,477)				4,071,628,840
Floating Rate and Other Loans 9.2%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	2,648	2,668,112
Auto Parts & Equipment 0.5%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	05/06/30	11,369	11,372,896
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32	8,375	8,369,766

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	11,503	115,032
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28	3,711	3,619,153
Term B Loan, 3 Month SOFR + 5.100%	9.045(c)	11/17/28	4,600	4,493,625
				27,970,472
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30	2,870	2,730,088
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/10/32	2,065	2,066,328
				4,796,416

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals 0.5%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690%(c)	06/28/28	5,267	$5,082,710
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	11/24/31	12,612	11,014,148
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	5,556	4,167,087
Term Loan^	13.905	10/12/28(d)	7,921	158,426

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	5,587	4,189,928
				24,612,299
Commercial Services 1.0%
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32	2,825	2,835,015
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.002(c)	01/31/31	12,922	12,928,532
Cimpress PLC (Ireland), 2024-2 Refinancing Term B-1 Tranche, 1 Month SOFR + 2.500%	6.416(c)	05/17/28	6,897	6,897,320
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/04/28	13,253	13,282,771
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	3,455	3,452,285
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	4,731	4,494,467

TransUnion Intermediate Holdings, Inc., Term B-9 Loan, 1 Month SOFR + 1.750%	5.666(c)	06/24/31	9,578	9,579,461
				53,469,851
Computers 0.9%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32	5,225	5,129,644
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29	34,840	32,103,639
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29	6,927	6,937,753
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.340(c)	09/27/28	2,058	2,043,001
				46,214,037
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	08/01/30	4,029	4,023,623
Electric 0.1%
Calpine Corp.,
2024 Facility Term Loan, 1 Month SOFR + 1.750%	5.666(c)	02/15/32	377	376,489
Term B-10 Loan, 1 Month SOFR + 1.750%	5.666(c)	01/31/31	1,370	1,369,049

Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28	1,173	1,149,435
				2,894,973
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	3,865	3,787,620
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.682(c)	05/16/31	1,067	1,069,071

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338%(c)	12/19/30		15,074	$14,931,533
Insurance 1.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30		20,372	20,333,989
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32		18,521	18,497,527
Asurion LLC,
New Term B-09 Loan, 1 Month SOFR + 3.364%	7.280(c)	07/30/27		1,982	1,978,322
New Term B-12 Loan, 1 Month SOFR + 4.250%	8.166(c)	09/19/30		30,922	30,497,098
					71,306,936
Internet 0.0%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.959(c)	11/30/27		335	335,156
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		626	371,647
					706,803
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month SOFR + 6.250% (Cap N/A , Floor 0.000%)^	6.250(c)	10/31/29		8,387	11,733,880
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.916(c)	07/10/32		5,071	5,029,906
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	9,350	10,659,410
					15,689,316
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	8.905(c)	10/31/27		5,059	4,047,172
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	4.515(c)	09/25/29		54,687	40,058,047
Term Loan	—(p)	06/26/29		468	462,241
Term Loan	—(p)	06/26/29		1,403	1,386,722
					45,954,182
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		1,194	1,204,949
Initial Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		17,745	17,907,495
					19,112,444
Oil & Gas 0.0%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	5.959(c)	02/11/30		2,512	2,511,327
Packaging & Containers 0.5%
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.000%	8.940(c)	10/29/28		375	258,750
Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28		27,929	26,955,874
					27,214,624

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software 0.3%
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.822%(c)	07/30/31	9,867	$9,824,392
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.280(c)	07/14/28	9,187	7,326,896
				17,151,288
Telecommunications 1.6%
Altice France SA (France), New USD Term B-14 Loan, 1 Month SOFR + 6.875%	10.860(c)	05/31/31	13,690	13,707,112
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 1 Month SOFR + 5.250%	9.234(c)	07/30/32	17,580	17,404,200
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	8,745	8,764,456
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	18,166	18,052,204
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	6,525	6,484,010
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.530(c)	03/02/29	6,593	6,545,363
Initial Term Loan, 1 Month SOFR + 4.614%	8.574(c)	05/30/30	2,878	2,842,449
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.030(c)	10/24/29	2,368	2,194,404
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	9,161	6,298,010
				82,292,208

Total Floating Rate and Other Loans (cost $514,254,599)				480,111,015
U.S. Treasury Obligations 7.3%
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,884,125
U.S. Treasury Notes	3.500	09/30/27	30,800	30,790,375
U.S. Treasury Notes	3.625	08/31/27	22,955	22,992,661
U.S. Treasury Notes	3.875	04/30/30	50,150	50,765,121
U.S. Treasury Notes(h)	3.875	06/30/30	211,225	213,782,803
U.S. Treasury Notes	4.000	05/31/30	27,650	28,131,715
U.S. Treasury Notes(k)	4.125	10/31/26	3,165	3,177,363
U.S. Treasury Notes(k)	4.125	11/15/27	18,000	18,207,422
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,220,625
U.S. Treasury Notes(k)	4.875	05/31/26	4,489	4,512,497

Total U.S. Treasury Obligations (cost $373,823,543)				377,464,707

	Shares
Affiliated Exchange-Traded Funds 1.1%
PGIM AAA CLO ETF	925,000	47,591,250

PGIM Active High Yield Bond ETF	275,000	9,785,875

Total Affiliated Exchange-Traded Funds (cost $57,060,563)(wa)		57,377,125
Common Stocks 1.1%
Chemicals 0.2%
Cornerstone Chemical Co.*^(x)	144,561	722,805
TPC Group, Inc.*	319,092	6,381,840
Venator Materials PLC*^(x)	26,944	3
		7,104,648

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.0%
Ardagh Packaging Finance PLC Equity, 144A^	13,292	$66,460
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	1,239,450
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	100,126	15,708,167
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	87,655	335,982
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	45,874	5,593,417
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	6,933	461,044
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	217,638	14,472,927
Heritage Power LLC, Litigation Trust Interests*^	181,423	90,712
		20,618,100
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	2,915	29
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*(x)	475,786	8,623,621
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	768,379	1,511,882
Xplore, Inc. (Canada), CVR*^	40,752	4
		10,135,507

Total Common Stocks (cost $73,304,245)		55,208,343
Preferred Stocks 0.0%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	1,125	1,125,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	31,025	382,209

Total Preferred Stocks (cost $1,245,951)		1,507,209

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	163,947	1

Total Long-Term Investments (cost $5,062,986,537)		5,065,517,760

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 7.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wa)	95,599,423	$95,599,423
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $280,050,507; includes $279,135,173 of cash collateral for securities on loan)(b)(wa)	280,254,054	280,057,877

Total Short-Term Investments (cost $375,649,930)		375,657,300

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.6% (cost $5,438,636,467)		5,441,175,060
Option Written*~ (0.0)%
(premiums received $166,141)		(50,197)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 104.6% (cost $5,438,470,326)		5,441,124,863
Liabilities in excess of other assets(z) (4.6)%		(239,579,368)

Net Assets 100.0%		$5,201,545,495

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
IBEX—Spanish Stock Index
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $71,840,042 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $275,551,367; cash collateral of $279,135,173 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
1261229 BC Ltd., Sr. Sec’d. Notes, 144A, 10.000%, 04/15/32	03/25/25	$1,965,000	$2,034,895	0.0%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/27/22-04/28/22	1,609,375	1,939,709	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	06/05/24	158,400	261,731	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	05/17/24	318,150	418,950	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	05/21/24	13,250	20,435	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	01/24/22	3,272,925	3,218,737	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	10/11/24-09/24/25	6,908,414	7,101,834	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	10/08/24	229,063	263,025	0.0
Cornerstone Chemical Co.*^	12/06/23	2,746,659	722,805	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	2,830,549	2,912,422	0.1
Diamond Sports Group LLC*	01/02/25	229,493	335,982	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	55	55	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	36	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	109,701	382,209	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	577,847	8,623,621	0.2
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	68,250	147,123	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	54,375	116,491	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	05/26/21-09/05/25	39,827,966	37,967,233	0.7
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-12/15/23	10,220,750	10,450,816	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	04/04/25	2,877,000	3,087,000	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	1,136,250	1,125,000	0.0
Ferrellgas Partners LP (Class B Stock)*	05/06/15-07/26/24	24,582,182	15,708,167	0.3
LABL, Inc., Sr. Sec’d. Notes, 144A, 5.875%, 11/01/28	01/24/22-02/16/22	10,600,469	7,523,676	0.2
LABL, Inc., Sr. Sec’d. Notes, 144A, 8.625%, 10/01/31	09/25/24	2,645,000	1,606,022	0.0
LABL, Inc., Sr. Sec’d. Notes, 144A, 9.500%, 11/01/28	03/28/23	2,075,000	1,442,156	0.0
LABL, Inc., Sr. Unsec’d. Notes, 144A, 10.500%, 07/15/27	02/18/22-05/29/25	14,244,356	8,996,703	0.2
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A, 7.875%, 04/15/30	11/26/25	15,458,063	15,278,947	0.3
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, 5.750%, 12/31/30	08/17/21-07/10/25	5,421,085	5,451,589	0.1
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%, 11.500%, 12/31/30	08/17/21-07/30/25	4,067,928	4,438,029	0.1
Venator Materials PLC*^	12/21/23	43,833,355	3	0.0
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 5.500%, 05/15/29	07/25/24-08/21/24	12,399,500	12,988,140	0.3
Total		$210,480,446	$154,563,506	3.0%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $326,061)^	331	$328,037	$1,976	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $543,436)^	551	546,729	3,293	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,816,506	16,506	—
		$2,691,272	$21,775	$—
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	24,650		$(50,197)
(premiums received $166,141)

PGIM Short Duration High Yield Income Fund

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,600	2 Year U.S. Treasury Notes	Mar. 2026	$334,175,002	$250,299
29	5 Year Euro-Bobl	Mar. 2026	3,935,049	(1,686)
2,583	5 Year U.S. Treasury Notes	Mar. 2026	283,524,622	376,353
8	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	967,500	9,807
169	Bloomberg HY Credit	Dec. 2025	18,718,440	124,578
3	Euro Schatz Index	Mar. 2026	372,385	(20)
64	IBEX 35 Index	Mar. 2026	11,519,360	104,167
				863,498
Short Positions:
19	10 Year Euro-Bund	Mar. 2026	2,848,648	2,408
482	10 Year U.S. Treasury Notes	Mar. 2026	54,631,688	(59,772)
12	20 Year U.S. Treasury Bonds	Mar. 2026	1,409,250	(11,946)
				(69,310)
				$794,188
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	CITI	GBP	9,456	$12,380,096	$12,517,184	$137,088	$—
Euro,
Expiring 12/02/25	MSI	EUR	31,341	36,114,309	36,374,555	260,246	—
				$48,494,405	$48,891,739	397,334	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	JPM	GBP	9,456	$12,620,145	$12,517,184	$102,961	$—
Expiring 01/09/26	CITI	GBP	9,456	12,380,200	12,517,219	—	(137,019)
Euro,
Expiring 12/02/25	MSI	EUR	31,341	36,551,877	36,374,555	177,322	—
Expiring 01/09/26	MSI	EUR	31,341	36,194,041	36,451,082	—	(257,041)
				$97,746,263	$97,860,040	280,283	(394,060)
						$677,617	$(394,060)
Credit default swap agreement outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	116,730	3.227%	$8,098,266	$9,826,483	$1,728,217
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	12/22/25	88,800	$316,741	$—	$316,741
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short Duration High Yield Income Fund